SUPPLEMENT DATED AUGUST 3, 2020 TO
THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2020, AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION, as may be supplemented,
OF VANECK VECTORS ETF TRUST

This Supplement updates certain information contained in the above-dated Summary Prospectus, Prospectus and the Statement of Additional Information (“SAI”) for VanEck Vectors® ETF Trust (the “Trust”) regarding VanEck Vectors® Israel ETF (the “Fund”), which is a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective on or about August 1, 2020, the BlueStar Israel Global Index® (the “Index”) is published by MV Index Solutions GmbH (“MVIS”), a wholly owned subsidiary of Van Eck Associates Corporation (the “Adviser”). Accordingly, references in the Fund’s Summary Prospectus, Prospectus and SAI to “BlueStar Global Investors, LLC”, (“BlueStar”) and to “BlueStar Indexes®” are hereby replaced with “MV Index Solutions GmbH” (“MVIS” or the “Index Provider”).

Additionally, the “License Agreements and Disclaimers” section in the Prospectus and SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

The Index Provider does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

The Adviser has entered into a licensing agreement with MVIS to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Adviser.

Shares of the Fund are not sponsored, endorsed, sold or promoted by MVIS. MVIS makes no representation or warranty, express or implied, to the owners of Shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Shares of the Fund particularly or the ability of the Index to track the performance of its respective securities market. The Index is determined and composed by MVIS without regard to the Adviser or the Shares of the Fund. MVIS has no obligation to take the needs of the Adviser or the owners of Shares of the Fund into consideration in determining or composing the Index. MVIS is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Shares of the Fund to be issued or in the determination or calculation of the equation by which the Shares of the Fund are to be converted into cash. MVIS has no obligation or liability in connection with the administration, marketing or trading of the Shares of the Fund.

MVIS DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MVIS SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MVIS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF SHARES OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX, OR THE FUND OR ANY DATA INCLUDED THEREIN. MVIS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MVIS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL

DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO, OR ANY COMMUNICATION INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX, OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE ADVISER, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Please retain this supplement for future reference.

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